DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 2,258	$ 158
Fair value of foreign exchange hedge transactions	(3,224)	(1,041)
Total derivatives designated as hedging instruments	$ (326)	$ (846)